Income Taxes (Details)	11 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Federal and state statutory income tax rates	$ 0
Valuation allowances	479,000
Net operating loss carryforwards	1,200,000
Operating loss future taxable income	$ 1,200,000
U.S. federal income tax rate	80.00%
Settlement percentage	50.00%